Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Net operating loss	$ 15,366	$ 3,702
Derivative liability	3,421
Operating lease liabilities	2,831	2,305
Stock options	472
Other	1,418	268
Total deferred tax assets	23,508	6,275
Deferred tax liabilities:
Derivative debt discount	(3,421)
Right of use assets	(2,373)	(2,011)
Fixed assets	(119)	(382)
Beneficial conversion feature		(331)
Total deferred tax liabilities	(5,913)	(2,724)
Net deferred tax assets	17,595	3,551
Valuation allowance, net	(17,595)	(3,551)
Net deferred tax asset (liability)	$ 0	$ 0